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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:       12/31

Date of reporting period:      9/30/13

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us ESC-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–78.85%

Austria–0.67%

Semperit AG Holding	64,481	$2,966,036

Belgium–2.89%

Ion Beam Applications (a)	302,500	2,537,364
Kinepolis	32,077	4,593,136
S.A. D’Ieteren N.V.	48,342	2,243,939
Van de Velde N.V.	74,706	3,486,906
		12,861,345

France–15.90%

Akka Technologies S.A.	88,600	2,601,112
Assystem	59,284	1,453,320
Boiron S.A.	67,500	4,419,010
Constuctions Industrielles de la Mediterranee S.A.	18,603	2,466,464
Credit Agricole Ile de France	47,196	4,470,880
Credit Agricole Nord de Fance CCI	221,885	4,559,859
GEA	15,200	1,644,098
Gerard Perrier Industrie S.A.	36,281	2,449,320
Linedata Services	271,700	8,005,956
Maisons France Confort	112,990	4,113,575
Manutan International	79,830	4,392,442
Metropole Television S.A.	212,460	4,557,316
Neurones	97,720	1,290,325
Parrot S.A. (a)	91,880	2,927,370
Vicat S.A.	73,600	5,227,606
Sopra Group S.A.	30,530	2,726,066
Tessi S.A.	47,009	5,863,780
Total Gabon	6,777	4,333,907
Trigano S.A. (a)	184,988	3,286,049
		70,788,455

Germany–8.51%

Amadeus Fire AG	41,000	2,670,827
CANCOM S.E.	144,170	4,442,209
CENIT AG	300,567	3,684,539
CTS Eventim AG	48,000	2,117,018
Kontron AG	447,033	2,863,685
MorphoSys AG (a)	112,284	8,718,059
Nemetschek AG	66,775	4,040,000
Nexus AG	147,974	1,940,481
SMT Scharf AG	89,110	2,730,614
Softing AG	70,984	1,213,873
Takkt AG	185,690	3,491,317
		37,912,622

Greece–0.76%

Karelia Tobacco Co. Inc. S.A.	7,255	1,963,058
Metka S.A.	85,600	1,432,548
		3,395,606

	Shares	Value

Ireland–8.40%

Abbey PLC	120,200	$1,352,986
CPL Resources PLC	582,792	4,573,064
DCC PLC	225,704	9,233,461
Fyffes PLC	3,935,483	4,206,209
IFG Group PLC	1,096,500	2,002,664
Origin Enterprises PLC	672,112	6,127,775
Total Produce PLC	6,127,323	6,383,035
UDG Healthcare PLC	680,211	3,523,819
		37,403,013

Israel–1.42%

Hilan Ltd.	321,209	2,380,136
Vizrt Ltd.	1,221,772	3,941,593
		6,321,729

Italy–3.18%

Danieli S.p.A. Officine Meccaniche - Savings Shares	500,190	9,778,417
EI Towers S.p.A.	68,576	2,625,574
SAES Getters S.p.A. -Savings Shares	210,547	1,777,458
		14,181,449

Netherlands–0.36%

Sligro Food Group N.V.	39,685	1,621,970

Norway–6.57%

Bonheur ASA	223,697	5,393,964
Borregaard ASA (b)	400,000	1,736,123
Borregaard ASA	240,729	1,044,838
Ekornes ASA	203,014	3,443,547
Ganger Rolf ASA	182,585	4,159,734
Prosafe S.E.	634,332	5,063,348
Telio Holding ASA (a)	487,362	2,998,702
TGS Nopec Geophysical Co. ASA	48,636	1,434,275
Wilh. Wilhelmsen Holdings ASA - Class A	126,859	3,966,058
		29,240,589

Spain–2.48%

Construcciones y Auxiliar de Ferrocarriles S.A.	6,751	3,470,702
Duro Felguera, S.A.	666,300	4,567,713
Miquel y Costas & Miquel, S.A.	80,045	3,000,796
		11,039,211

Switzerland–6.76%

APG SGA S.A.	11,000	2,919,386
Aryzta AG	188,993	12,633,669
Carlo Gavazzi Holding AG	7,225	1,629,879
Kardex AG	120,348	5,569,572
Kuoni Reisen Holding AG	12,390	5,078,811
Tecan Group AG	21,601	2,281,207
		30,112,524

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Turkey–2.30%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	2,036,490	$4,153,427
Yazicilar Holding A.S. -Class A	625,264	6,082,094
		10,235,521

United Kingdom–18.65%

4imprint Group PLC	185,874	1,650,499
Alternative Networks PLC	439,580	2,383,981
Amlin PLC	617,293	4,049,308
Balfour Beatty PLC	945,000	4,349,393
Catlin Group Ltd.	732,881	5,757,306
Chemring Group PLC	755,362	3,715,035
Chime Communications PLC	505,000	2,464,897
City of London Investment Group PLC	900,000	3,744,516
Clarkson PLC	124,788	4,545,434
Diploma PLC	222,327	2,350,311
Fairpoint Group PLC	1,600,000	3,276,654
Halma PLC	284,966	2,613,443
Hill & Smith Holdings PLC	214,043	1,628,617
Hilton Food Group PLC	286,450	2,001,012
Homeserve PLC	314,007	1,306,449
IG Group Holdings PLC	415,451	3,894,201
Informa PLC	524,368	4,456,722
Kier Group PLC	95,141	2,596,841
Lancashire Holdings Ltd.	369,300	4,591,563
Mears Group PLC	448,962	3,045,395
Micro Focus International PLC	272,093	3,338,924
Morgan Sindall Group PLC	182,032	2,210,187
SDL PLC	234,905	1,187,448
Tribal Group PLC	1,145,117	3,652,045
Tullett Prebon PLC	481,902	2,700,883
Ultra Electronics Holdings PLC	92,522	2,829,417
Veripos Inc.	718,250	2,687,436
		83,027,917
Total Common Stocks & Other Equity Interests (Cost $284,246,655)		351,107,987

Money Market Funds–19.66%

Liquid Assets Portfolio –Institutional Class (c)	43,776,931	43,776,931
Premier Portfolio –Institutional Class (c)	43,776,930	43,776,930
Total Money Market Funds (Cost $87,553,861)		87,553,861
TOTAL INVESTMENTS–98.51% (Cost $371,800,516)		438,661,848
OTHER ASSETS LESS LIABILITIES–1.49%		6,646,916
NET ASSETS–100.00%		$445,308,764

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco European Small Company Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $10,325,019 and from Level 2 to Level 1 of $106,086,292, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$2,966,036	$--	$--	$ 2,966,036
Belgium	12,861,345	--	--	12,861,345
France	70,788,455	--	--	70,788,455
Germany	34,421,305	3,491,317	--	37,912,622
Greece	3,395,606	--	--	3,395,606
Ireland	37,403,013	--	--	37,403,013
Israel	6,321,729	--	--	6,321,729
Italy	14,181,449	--	--	14,181,449
Netherlands	1,621,970	--	--	1,621,970
Norway	27,806,314	1,434,275	--	29,240,589
Spain	6,471,498	4,567,713	--	11,039,211
Switzerland	25,033,713	5,078,811	--	30,112,524
Turkey	10,235,521	--	--	10,235,521
United Kingdom	77,270,611	5,757,306	--	83,027,917
United States	87,553,861	--	--	87,553,861
Total Investments	$418,332,426	$20,329,422	$--	$ 438,661,848

Invesco European Small Company Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $197,464,069 and $17,731,771, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 68,614,516
Aggregate unrealized (depreciation) of investment securities	(2,262,825)
Net unrealized appreciation of investment securities	$ 66,351,691
Cost of investments for tax purposes is $372,310,157.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us GCE-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.55%

Australia–5.48%

Australia & New Zealand Banking Group Ltd.	381,083	$10,941,496
BHP Billiton Ltd.	414,468	13,817,647
Macquarie Group Ltd.	382,689	17,102,543
Telstra Corp. Ltd. (a)	1,674,365	7,762,383
Woodside Petroleum Ltd.	496,110	17,728,773
		67,352,842

Brazil–0.94%

Banco do Brasil S.A.	133,300	1,551,538
Companhia de Saneamento de Minas Gerais - Copasa MG	62,200	984,380
Companhia Paranaense de Energia - Copel -Class B -Preference Shares	84,900	1,191,572
Grendene S.A.	84,100	748,955
Itau Unibanco Holding S.A. -Preference Shares	138,140	1,960,608
Petroleo Brasileiro S.A. -ADR	117,421	1,818,851
Telefonica Brasil S.A. -Preference Shares	66,500	1,483,545
Vale S.A. -ADR(a)	112,237	1,752,020
		11,491,469

Canada–3.12%

Rogers Communications, Inc. -Class B	622,333	26,757,721
Toronto-Dominion Bank (The) (a)	129,314	11,642,152
		38,399,873

Chile–0.05%

Banco de Credito e Inversiones (BCI)	11,169	662,965

China–1.12%

China Agri-Industries Holdings Ltd.	2,210,000	1,044,859
China Communications Construction Co. Ltd. -Class H	613,000	483,704
China Construction Bank Corp. -Class H	2,844,196	2,193,435
China Mobile Ltd.	409,000	4,600,957
China Shenhua Energy Co. Ltd. -Class H	286,500	868,379
CNOOC Ltd.	1,235,575	2,497,111
KWG Property Holding Ltd.	1,051,000	662,643
Lenovo Group Ltd.	1,290,000	1,351,440
		13,702,528

France–5.68%

BNP Paribas S.A.	249,809	16,898,330
Bouygues S.A. (a)	384,591	14,035,448
Sanofi	141,502	14,352,111
Total S.A.	420,901	24,464,225
		69,750,114

	Shares	Value

Germany–2.75%

Deutsche Lufthansa AG (b)	557,243	$10,867,383
Porsche Automobil Holding SE -Preference Shares	124,489	10,880,008
Volkswagen AG	53,225	12,072,158
		33,819,549

Hong Kong–2.65%

Cheung Kong (Holdings) Ltd.	646,000	9,836,718
First Pacific Co. Ltd.	1,100,000	1,212,095
Haier Electronics Group Co. Ltd.	536,000	1,038,012
Standard Chartered PLC	856,742	20,541,168
		32,627,993

India–0.29%

Grasim Industries Ltd.	35,456	1,498,277
Oil and Natural Gas Corp. Ltd.	130,658	558,897
Tata Motors Ltd.	292,220	1,559,920
		3,617,094

Indonesia–0.21%

PT Bank Rakyat Indonesia (Persero) Tbk	1,563,000	993,490
PT Telekomunikasi Indonesia Persero Tbk	4,742,500	873,159
PT United Tractors Tbk	488,500	698,102
		2,564,751

Italy–0.83%

Eni S.p.A.	441,739	10,184,912

Japan–9.76%

Asahi Group Holdings, Ltd. (a)	829,200	21,817,185
DeNA Co., Ltd. (a)	584,400	11,907,178
JSR Corp.	820,800	15,293,291
Mitsubishi Corp. (a)	514,131	10,426,819
Mitsubishi UFJ Financial Group, Inc.	3,385,031	21,711,149
Nippon Telegraph & Telephone Corp.	282,500	14,660,822
Nissan Motor Co., Ltd. (a)	1,657,004	16,680,558
Yamada Denki Co., Ltd. (a)	2,509,300	7,419,785
		119,916,787

Mexico–0.15%

America Movil S.A.B. de C.V. -Series L	1,807,700	1,792,783

Norway–1.75%

Statoil ASA	399,760	9,074,274
Yara International ASA	300,351	12,401,828
		21,476,102

Poland–0.08%
KGHM Polska Miedz S.A.	24,486	964,086

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

Russia–0.66%

Gazprom OAO -ADR	162,164	$1,428,665
Magnitogorsk Iron & Steel Works -REGS -GDR(c)	247,026	786,531
Rosneft Oil Co. -REGS -GDR(c)	239,349	1,938,727
Sberbank of Russia -ADR	190,112	2,290,849
Sistema JSFC -REGS -GDR(c)	64,309	1,671,391
		8,116,163

Singapore–1.05%

ComfortDelGro Corp. Ltd.	8,208,000	12,889,406

South Africa–0.45%

Sasol Ltd.	29,477	1,404,774
Standard Bank Group Ltd.	96,596	1,152,278
Steinhoff International Holdings Ltd.	544,126	1,935,650
Tiger Brands Ltd.	36,335	1,081,452
		5,574,154

South Korea–1.35%

Dongbu Insurance Co., Ltd.	45,207	1,943,501
Hyundai Department Store Co., Ltd.	3,463	518,195
Hyundai Mobis	10,043	2,672,800
Hyundai Motor Co.	5,420	1,265,931
KT&G Corp.	23,518	1,685,109
POSCO	4,812	1,424,825
Samsung Electronics Co., Ltd.	3,059	3,873,138
Shinhan Financial Group Co., Ltd.	50,580	2,048,811
SK Telecom Co., Ltd. -ADR(a)	52,787	1,198,265
		16,630,575

Spain–1.63%

Iberdrola S.A.	1,694,763	9,882,088
Telefonica S.A.	648,287	10,132,500
		20,014,588

Switzerland–1.86%

Swisscom AG (c)	25,552	12,295,259
Zurich Insurance Group AG	40,948	10,546,046
		22,841,305

Taiwan–0.46%

Hon Hai Precision Industry Co., Ltd.	733,700	1,879,441
Taiwan Semiconductor Manufacturing Co. Ltd.	795,000	2,696,507
Unimicron Technology Corp.	1,272,000	1,081,822
		5,657,770

Thailand–0.28%

Bangkok Bank PCL -NVDR	318,000	2,009,927
PTT PCL	146,700	1,483,668
		3,493,595

Turkey–0.16%

TAV Havalimanlari Holding A.S.	124,624	879,111
Tofas Turk Otomobil Fabrikasi A.S.	172,149	1,048,182
		1,927,293

	Shares	Value

Turkmenistan–0.16%

Dragon Oil PLC	206,945	$1,949,835

United Kingdom–8.24%

Barclays PLC	4,491,276	19,304,310
Barclays PLC -Rts.(b)	1,122,819	1,467,818
GlaxoSmithKline PLC	414,553	10,418,930
Imperial Tobacco Group PLC	495,126	18,344,443
National Grid PLC	911,709	10,781,929
Rio Tinto PLC	252,830	12,373,335
Royal Dutch Shell PLC -Class B	336,287	11,620,539
Tesco PLC	2,907,742	16,899,363
		101,210,667

United States–48.39%

3M Co.	120,394	14,376,248
ACE Ltd.	308,772	28,888,708
AGCO Corp.	318,805	19,262,198
Apache Corp.	105,833	9,010,622
Archer-Daniels-Midland Co.	551,049	20,300,645
Avago Technologies Ltd.	318,117	13,717,205
Bank of America Corp.	985,066	13,593,911
Chevron Corp.	136,115	16,537,973
Cisco Systems, Inc.	927,279	21,716,874
Coach, Inc.	353,453	19,273,792
ConocoPhillips	242,253	16,839,006
Corning Inc.	2,513,007	36,664,772
Dr. Pepper Snapple Group, Inc.	264,068	11,835,528
Energizer Holdings, Inc.	127,055	11,581,063
GameStop Corp. -Class A	273,897	13,598,986
General Dynamics Corp.	244,560	21,403,891
Hewlett-Packard Co.	522,792	10,968,176
International Game Technology	687,429	13,013,031
Johnson & Johnson	131,697	11,416,813
Joy Global Inc.	172,125	8,785,260
JPMorgan Chase & Co.	420,680	21,744,949
Kohl’s Corp.	254,048	13,146,984
Medtronic, Inc.	239,059	12,729,892
Merck & Co., Inc.	559,678	26,646,270
Microsoft Corp.	356,985	11,891,170
NASDAQ OMX Group, Inc. (The)	764,156	24,521,766
Oracle Corp.	715,593	23,736,220
Pfizer Inc.	426,160	12,235,054
Phillips 66	148,505	8,586,559
PNC Financial Services Group, Inc. (The)	204,411	14,809,577
QUALCOMM, Inc.	367,091	24,727,250
Quest Diagnostics Inc.	198,936	12,292,255
Stryker Corp.	174,583	11,800,065
Valero Energy Corp.	441,822	15,088,221
Wal-Mart Stores, Inc.	158,152	11,696,922
WellPoint, Inc.	194,159	16,233,634
		594,671,490
Total Common Stocks & Other Equity Interests (Cost $1,025,107,690)		1,223,300,689

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

Money Market Funds–0.61%

Liquid Assets Portfolio –Institutional Class (d)	3,724,302	$3,724,302
Premier Portfolio –Institutional Class (d)	3,724,302	3,724,302
Total Money Market Funds (Cost $7,448,604)		7,448,604
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.16% (Cost $1,032,556,294)		1,230,749,293

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.32%

Liquid Assets Portfolio - Institutional Class (Cost $53,113,793)(d)(e)	53,113,793	53,113,793
TOTAL INVESTMENTS–104.48% (Cost $1,085,670,087)		1,283,863,086
OTHER ASSETS LESS LIABILITIES–(4.48)%		(54,999,384)
NET ASSETS–100.00%		$1,228,863,702

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S
Rts.	—Rights

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2013.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $16,691,908, which represented 1.36% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Core Equity Fund

E.	Foreign Currency Translations – (Continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Core Equity Fund

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $63,878,504 and from Level 2 to Level 1 of $236,166,855, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$67,352,842	$--	$--	$ 67,352,842
Brazil	11,491,469	--	--	11,491,469
Canada	38,399,873	--	--	38,399,873
Chile	662,965	--	--	662,965
China	1,146,347	12,556,181	--	13,702,528
France	45,285,889	24,464,225	--	69,750,114
Germany	33,819,549	--	--	33,819,549
Hong Kong	31,415,898	1,212,095	--	32,627,993
India	2,057,174	1,559,920	--	3,617,094
Indonesia	2,564,751	--	--	2,564,751
Italy	--	10,184,912	--	10,184,912
Japan	--	119,916,787	--	119,916,787
Mexico	1,792,783	--	--	1,792,783
Norway	21,476,102	--	--	21,476,102
Poland	--	964,086	--	964,086
Russia	8,116,163	--	--	8,116,163
Singapore	12,889,406	--	--	12,889,406
South Africa	5,574,154	--	--	5,574,154
South Korea	8,765,606	7,864,969	--	16,630,575
Spain	--	20,014,588	--	20,014,588
Switzerland	10,546,046	12,295,259	--	22,841,305
Taiwan	5,657,770	--	--	5,657,770
Thailand	3,493,595	--	--	3,493,595
Turkey	1,927,293	--	--	1,927,293
Turkmenistan	1,949,835	--	--	1,949,835
United Kingdom	72,447,294	28,763,373	--	101,210,667
United States	655,233,887	--	--	655,233,887
Total Investments	$1,044,066,691	$239,796,395	$--	$ 1,283,863,086

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $332,501,416 and $478,221,399, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$235,405,060
Aggregate unrealized (depreciation) of investment securities	(42,441,799)
Net unrealized appreciation of investment securities	$192,963,261
Cost of investments for tax purposes is $1,090,899,825.

Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us ISC-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.09%

Belgium–0.92%

S.A. D’Ieteren N.V.	108,815	$5,050,975

Brazil–2.54%

Diagnosticos da America S.A.	1,316,000	6,934,440
Fleury S.A.	854,200	6,959,691
		13,894,131

Canada–24.21%

Aastra Technologies Ltd.	304,100	6,234,921
Brookfield Real Estate Services, Inc.	375,300	4,918,503
Calian Technologies Ltd.	367,000	7,296,534
Calvalley Petroleum Inc. -Class A (a)	2,628,621	3,955,308
Canyon Services Group, Inc.	403,000	4,592,972
Cequence Energy Ltd. (a)	2,260,000	3,466,460
Dorel Industries Inc. -Class B	134,355	4,891,091
Epsilon Energy Ltd. (a)	1,204,800	3,894,752
Glentel, Inc.	459,800	6,659,757
Hammond Power Solutions Inc.	249,800	1,867,256
Horizon North Logistics Inc.	786,000	5,539,618
Major Drilling Group International Inc.	643,284	4,627,448
Northern Dynasty Minerals Ltd. (a)	1,091,777	1,621,608
Onex Corp.	181,599	9,537,429
Painted Pony Petroleum Ltd. (a)	305,692	2,397,817
Paladin Labs, Inc. (a)	77,000	4,634,501
Paramount Resources Ltd. -Class A (a)	308,455	10,770,922
Sandstorm Metals & Energy Ltd. (a)	1,368,450	1,806,710
Total Energy Services Inc.	1,014,790	17,663,513
TransGlobe Energy Corp. (a)	1,171,422	9,188,515
Trilogy Energy Corp.	290,500	8,271,396
Wi-LAN Inc.	2,189,700	8,481,607
		132,318,638

China–0.94%

Franshion Properties China Ltd.	14,500,000	4,767,338
Integrated Waste Solutions Group Holdings Ltd. (a)	21,094,000	372,604
		5,139,942

France–2.68%

Metropole Television S.A.	373,600	8,013,806
Vicat S.A.	93,300	6,626,842
		14,640,648

Germany–4.30%

CTS Eventim AG	92,000	4,057,618
MorphoSys AG (a)	212,514	16,500,210
Takkt AG	157,000	2,951,892
		23,509,720

	Shares	Value

Hong Kong–2.85%

First Pacific Co. Ltd.	14,124,000	$15,563,299

Ireland–3.98%

DCC PLC	318,895	13,045,868
UDG Healthcare PLC	1,683,926	8,723,545
		21,769,413

Italy–2.47%

Ansaldo STS S.p.A.	286,580	2,653,903
Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	554,698	10,844,016
		13,497,919

Japan–4.25%

EXEDY Corp.	225,500	5,554,860
Nippon Ceramic Co., Ltd.	617,100	8,901,888
THK Co., Ltd.	395,000	8,792,248
		23,248,996

Malaysia–4.60%

IGB Corp. Berhad	25,677,171	20,481,867
Top Glove Corp. Berhad	2,417,100	4,664,384
		25,146,251

Netherlands–0.59%

Aalberts Industries N.V.	121,823	3,246,018

New Zealand–1.14%

Freightways Ltd.	1,770,681	6,206,471

Norway–4.20%

Bonheur ASA	313,995	7,571,303
Prosafe S.E.	1,067,072	8,517,553
TGS Nopec Geophysical Co. ASA	233,066	6,873,112
		22,961,968

Philippines–4.24%

Energy Development Corp.	47,997,600	5,994,730
Energy Development Corp. (b)	5,506,250	687,711
First Gen Corp.	36,577,841	13,985,703
Manila Water Co.	3,837,500	2,482,017
		23,150,161

Spain–0.47%

Duro Felguera, S.A.	377,000	2,584,463

Switzerland–4.80%

Aryzta AG	203,813	13,624,346
Kuoni Reisen Holding AG	15,400	6,312,647
Tecan Group AG	59,428	6,275,986
		26,212,979

Thailand–1.68%

Major Cineplex Group PCL	8,476,400	5,045,961

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Thailand–(continued)

Siam Commercial Bank PCL	875,500	$4,159,377
		9,205,338

Turkey–1.74%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	3,313,373	6,757,634
Yazicilar Holding A.S. -Class A	284,000	2,762,537
		9,520,171

United Kingdom–16.95%

Amlin PLC	878,216	5,760,906
Catlin Group Ltd.	881,771	6,926,944
Chemring Group PLC	935,753	4,602,237
Clarkson PLC	142,000	5,172,385
Halma PLC	736,283	6,752,502
Homeserve PLC	883,342	3,675,209
IG Group Holdings PLC	985,373	9,236,326
Informa PLC	1,166,809	9,916,972
Kier Group PLC	335,670	9,161,996
Lancashire Holdings Ltd.	640,465	7,962,999
Micro Focus International PLC	671,643	8,241,907
SDL PLC	368,623	1,863,395
Tullett Prebon PLC	1,417,698	7,945,675
Ultra Electronics Holdings PLC	178,278	5,451,923
		92,671,376

United States–0.54%

Bauer Performance Sports Ltd. (a)	237,500	2,955,781
Total Common Stocks & Other Equity Interests (Cost $373,125,400)		492,494,658

Money Market Funds–9.99%

Liquid Assets Portfolio –Institutional Class (c)	27,309,257	27,309,257
Premier Portfolio –Institutional Class (c)	27,309,257	27,309,257
Total Money Market Funds (Cost $54,618,514)		54,618,514
TOTAL INVESTMENTS–100.08% (Cost $427,743,914)		547,113,172
OTHER ASSETS LESS LIABILITIES–(0.08)%		(455,589)
NET ASSETS–100.00%		$546,657,583

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco International Small Company Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Small Company Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $24,621,079 and from Level 2 to Level 1 of $185,968,920, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$5,050,975	$--	$ --	$5,050,975
Brazil	13,894,131	--	--	13,894,131
Canada	132,318,638	--	--	132,318,638
China	4,767,338	--	372,604	5,139,942
France	14,640,648	--	--	14,640,648
Germany	20,557,828	2,951,892	--	23,509,720
Hong Kong	--	15,563,299	--	15,563,299
Ireland	21,769,413	--	--	21,769,413
Italy	13,497,919	--	--	13,497,919
Japan	--	23,248,996	--	23,248,996
Malaysia	25,146,251	--	--	25,146,251
Netherlands	3,246,018	--	--	3,246,018
New Zealand	6,206,471	--	--	6,206,471
Norway	16,088,856	6,873,112	--	22,961,968
Philippines	--	23,150,161	--	23,150,161
Spain	--	2,584,463	--	2,584,463
Switzerland	19,900,332	6,312,647	--	26,212,979
Thailand	5,045,961	4,159,377	--	9,205,338
Turkey	9,520,171	--	--	9,520,171
United Kingdom	85,744,432	6,926,944	--	92,671,376
United States	57,574,295	--	--	57,574,295
Total Investments	$454,969,677	$91,770,891	$372,604	$547,113,172

Invesco International Small Company Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $81,323,928 and $71,192,866, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$150,400,244
Aggregate unrealized (depreciation) of investment securities	(32,810,602)
Net unrealized appreciation of investment securities	$117,589,642
Cost of investments for tax purposes is $429,523,530.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us SCE-QTR-1 09/13 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.16%

Advertising–1.09%

Interpublic Group of Cos., Inc. (The)	790,428	$13,579,553

Aerospace & Defense–0.91%

Triumph Group, Inc.	161,699	11,354,504

Air Freight & Logistics–0.53%

UTi Worldwide, Inc.	437,028	6,603,493

Apparel Retail–0.47%

bebe stores, inc.	966,780	5,887,690

Apparel, Accessories & Luxury Goods–0.81%

PVH Corp.	85,043	10,093,754

Application Software–4.06%

Actuate Corp. (b)	662,400	4,868,640
Cadence Design Systems, Inc. (b)	824,727	11,133,815
Informatica Corp. (b)	298,011	11,613,489
MicroStrategy Inc. -Class A (b)	69,487	7,209,971
SS&C Techonologies Holdings, Inc. (b)	409,473	15,600,921
		50,426,836

Asset Management & Custody Banks–1.28%

Affiliated Managers Group, Inc. (b)	70,610	12,896,211
Artisan Partners Asset Management, Inc.	56,931	2,980,907
		15,877,118

Auto Parts & Equipment–2.01%

Dana Holding Corp.	535,677	12,234,862
TRW Automotive Holdings Corp. (b)	178,580	12,734,540
		24,969,402

Automobile Manufacturers–1.28%

Thor Industries, Inc.	274,984	15,960,071

Automotive Retail–1.13%

Penske Automotive Group, Inc.	328,415	14,033,173

Biotechnology–1.02%

Cubist Pharmaceuticals, Inc. (b)	199,243	12,661,893

Broadcasting–1.27%

Nexstar Broadcasting Group, Inc. -Class A	354,879	15,793,890

Building Products–1.00%

Trex Co., Inc. (b)	250,932	12,428,662

	Shares	Value

Casinos & Gaming–1.24%

Bally Technologies Inc. (b)	213,059	$15,353,031

Communications Equipment–1.73%

ARRIS Group Inc. (b)	655,864	11,189,040
JDS Uniphase Corp. (b)	702,706	10,336,805
		21,525,845

Computer Hardware–1.26%

Cray, Inc. (b)	650,166	15,649,496

Construction & Engineering–1.01%

Foster Wheeler AG (Switzerland)(b)	477,249	12,570,739

Construction & Farm Machinery & Heavy Trucks–0.21%

Titan International, Inc. (c)	174,253	2,551,064

Construction Materials–1.01%

Eagle Materials Inc.	172,366	12,505,153

Data Processing & Outsourced Services–2.10%

Jack Henry & Associates, Inc.	251,794	12,995,088
MAXIMUS, Inc.	292,025	13,152,806
		26,147,894

Diversified Chemicals–1.02%

FMC Corp.	177,223	12,710,434

Diversified REIT’s–0.85%

Lexington Realty Trust (c)	940,400	10,560,692

Electrical Components & Equipment–3.18%

Belden Inc.	222,662	14,261,501
EnerSys	259,948	15,760,647
FEI Co.	109,139	9,582,404
		39,604,552

Electronic Manufacturing Services–1.18%

Sanmina Corp. (b)	841,908	14,724,971

Environmental & Facilities Services–2.15%

Team, Inc. (b)	309,401	12,298,690
Waste Connections, Inc.	317,000	14,394,970
		26,693,660

Food Distributors–0.87%

United Natural Foods, Inc. (b)	161,744	10,872,432

Gas Utilities–0.92%

UGI Corp.	292,322	11,438,560

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Health Care Equipment–1.72%

Teleflex Inc.	112,035	$9,218,240
Wright Medical Group, Inc. (b)	465,227	12,133,120
		21,351,360

Health Care Facilities–2.99%

Amsurg Corp. (b)	334,839	13,293,108
Community Health Systems Inc.	303,729	12,604,754
LifePoint Hospitals, Inc. (b)	240,864	11,231,488
		37,129,350

Health Care Services–1.45%

IPC The Hospitalist Co. (b)	193,654	9,878,291
Premier Inc. -Class A (b)	256,165	8,120,430
		17,998,721

Health Care Supplies–1.72%

Haemonetics Corp. (b)	244,971	9,769,443
West Pharmaceutical Services, Inc.	282,618	11,629,731
		21,399,174

Home Furnishings–1.07%

La-Z-Boy Inc.	588,656	13,368,378

Homefurnishing Retail–0.74%

Pier 1 Imports, Inc.	472,703	9,227,163

Industrial Machinery–3.09%

TriMas Corp. (b)	373,541	13,933,079
Valmont Industries, Inc.	79,223	11,004,867
Watts Water Technologies, Inc. -Class A	239,353	13,492,329
		38,430,275

Industrial REIT’s–0.82%

DCT Industrial Trust Inc.	1,417,200	10,189,668

Insurance Brokers–0.89%

Arthur J. Gallagher & Co.	252,786	11,034,109

Internet Software & Services–0.99%

ValueClick, Inc. (b)	592,521	12,354,063

Investment Banking & Brokerage–2.39%

E*TRADE Financial Corp. (b)	1,032,564	17,037,306
Evercore Partners Inc. -Class A	258,816	12,741,512
		29,778,818

Life Sciences Tools & Services–1.57%

Bio-Rad Laboratories, Inc. -Class A (b)	78,232	9,196,954
Charles River Laboratories International, Inc. (b)	223,183	10,324,445
		19,521,399

Multi-Line Insurance–1.03%

American Financial Group, Inc.	237,531	12,840,926

Office REIT’s–0.75%

Douglas Emmett, Inc.	399,800	9,383,306

	Shares	Value

Office Services & Supplies–1.14%

Interface, Inc.	716,259	$14,210,579

Oil & Gas Equipment & Services–3.88%

Dresser-Rand Group, Inc. (b)	165,383	10,319,899
Helix Energy Solutions Group Inc. (b)	505,385	12,821,618
Oceaneering International, Inc.	155,322	12,618,359
Oil States International, Inc. (b)	120,216	12,437,547
		48,197,423

Oil & Gas Exploration & Production–2.85%

Energen Corp.	165,934	12,675,698
Rosetta Resources, Inc. (b)	204,109	11,115,776
Ultra Petroleum Corp. (b)(c)	566,593	11,654,818
		35,446,292

Oil & Gas Storage & Transportation–1.02%

Targa Resources Corp.	173,138	12,632,148

Packaged Foods & Meats–0.74%

TreeHouse Foods, Inc. (b)	137,503	9,189,325

Paper Packaging–1.23%

Graphic Packaging Holding Co. (b)	1,790,852	15,329,693

Paper Products–1.30%

Schweitzer-Mauduit International, Inc.	266,615	16,138,206

Pharmaceuticals–2.30%

Auxilium Pharmaceuticals Inc. (b)	332,389	6,059,452
Endo Health Solutions Inc. (b)	246,837	11,216,273
Medicines Co. (The) (b)	337,687	11,319,268
		28,594,993

Real Estate Services–0.84%

Jones Lang LaSalle Inc.	119,763	10,455,310

Regional Banks–9.16%

Boston Private Financial Holdings, Inc.	1,095,772	12,163,069
CVB Financial Corp.	850,878	11,503,871
East West Bancorp, Inc.	396,304	12,661,913
F.N.B. Corp.	732,463	8,884,776
Glacier Bancorp, Inc.	515,634	12,741,316
PacWest Bancorp	22,355	768,118
Susquehanna Bancshares, Inc.	983,803	12,346,728
Texas Capital Bancshares, Inc. (b)	200,187	9,202,596
Webster Financial Corp.	401,248	10,243,862
Western Alliance Bancorp (b)	159,831	3,025,601
Wintrust Financial Corp.	291,890	11,987,922
Zions Bancorp.	306,939	8,416,267
		113,946,039

Residential REIT’s–0.38%

Mid-America Apartment Communities, Inc. (c)	75,500	4,718,750

Restaurants–3.86%

Cracker Barrel Old Country Store, Inc.	117,799	12,161,569
DineEquity, Inc.	137,988	9,521,172
Papa John’s International, Inc.	170,375	11,905,805

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Restaurants–(continued)

Red Robin Gourmet Burgers Inc. (b)	202,763	$14,416,449
		48,004,995

Semiconductor Equipment–0.79%

Veeco Instruments Inc. (b)	264,521	9,848,117

Semiconductors–3.39%

Fairchild Semiconductor International, Inc. (b)	694,135	9,641,535
Hittite Microwave Corp. (b)	167,029	10,915,345
Lattice Semiconductor Corp. (b)	920,939	4,107,388
Power Integrations, Inc.	111,965	6,062,905
Semtech Corp. (b)	379,811	11,390,532
		42,117,705

Specialized REIT’s–0.89%

LaSalle Hotel Properties	386,096	11,011,458

Specialty Chemicals–1.55%

PolyOne Corp.	628,864	19,312,413

Specialty Stores–1.05%

GNC Holdings, Inc. -Class A	239,907	13,106,119

Steel–0.57%

Haynes International, Inc.	155,719	7,058,742

Trading Companies & Distributors–1.66%

Beacon Roofing Supply, Inc. (b)	291,051	10,731,051
MRC Global Inc. (b)	367,874	9,859,023
		20,590,074

Trucking–2.75%

Celadon Group, Inc.	611,735	11,421,092
Landstar System, Inc.	149,097	8,346,450
Old Dominion Freight Line, Inc. (b)	314,440	14,461,096
		34,228,638

Total Common Stocks & Other Equity Interests (Cost $869,528,318)		1,220,722,291

	Shares	Value

Money Market Funds–2.51%

Liquid Assets Portfolio –Institutional Class (d)	15,610,986	$15,610,986
Premier Portfolio –Institutional Class (d)	15,610,986	15,610,986

Total Money Market Funds (Cost $31,221,972)		31,221,972
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.67% (Cost $900,750,290)		1,251,944,263

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.55%

Liquid Assets Portfolio - Institutional Class (Cost $19,247,270)(d)(e)	19,247,270	19,247,270
TOTAL INVESTMENTS–102.22% (Cost $919,997,560)		1,271,191,533
OTHER ASSETS LESS LIABILITIES–(2.22)%		(27,614,283)
NET ASSETS–100.00%		$1,243,577,250

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco Small Cap Equity Fund

E.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $345,462,333 and $182,516,397, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 363,703,357
Aggregate unrealized (depreciation) of investment securities	(13,312,870)
Net unrealized appreciation of investment securities	$ 350,390,487
Cost of investments for tax purposes is $920,801,046.

Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 29, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.